SCHEDULE OF LONG TERM DEPOSITS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Term Deposits
Long term deposits	$ 8,540	$ 8,540	$ 8,540